Segment Reporting - Schedule of Segment Reporting Information used by CODM (Detail) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Segment Reporting [Abstract]
Trust Account	$ 0	$ 302,301,272		$ 302,301,272		$ 296,122,647
Cash	0	426,052		426,052		2,412,564
General and administrative costs	18,958	2,338,661	$ 298,162	2,622,116	$ 322,254	830,773
Interest income earned on Trust Account	$ 0	$ 3,181,033	$ 2,260,889	$ 6,178,625	$ 2,260,889	$ 9,622,647